Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
							Value of Initial Fixed $100 Investment on 12/31/19 Based on
Year	Summary Compensation Table Total for PEO (Brian F. Coleman)	Summary Compensation Table Total for PEO (Kevin J. Zugibe)(1)	Compensation Actually Paid to PEO (Brian F. Coleman)	Compensation Actually Paid to PEO (Kevin J. Zugibe)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return	Peer Group Total Shareholder Return(3)	Net Income (Loss)	EBITDA(4)
2020	$981,953	$256,628	$765,047(5)	$242,753(6)	$550,679	$526,353(7)	$111.22	$118.36	$(5,208,000)	$13,001,000
2021	$1,800,574	—	$1,657,574(5)	—	$608,173	$537,598(7)	$453.06	$134.57	$32,259,000	$50,961,000
2022	$2,570,386	—	$2,396,608(5)	—	$799,057	$768,364(7)	$1,032.65	$105.56	$103,801,000	$137,486,000
2023	$1,095,224	—	$2,036,459(5)	—	$497,469	$698,194(7)	$1,376.53	$121.49	$52,247,000	$86,262,000

(1)
Mr. Zugibe passed away on June 23, 2020.

(2)
Named executive officers during the applicable years are: (i) 2020 — Nat Krishnamurti, Chief Financial Officer and Secretary; Kathleen L. Houghton, Vice President — Sales and Marketing; and Ryan A. Maupin — Chief Restructuring Officer; (ii) 2021 — Nat Krishnamurti, Chief Financial Officer and Secretary; and Kathleen L. Houghton, Vice President — Sales and Marketing; (iii) 2022 — Nat Krishnamurti, Chief Financial Officer and Secretary; and Kathleen L. Houghton, Vice President — Sales and Marketing; and (iv) 2023 — Nat Krishnamurti, Chief Financial Officer and Secretary; Kathleen L. Houghton, Senior Vice President — Sales and Marketing; and Kenneth Gaglione, Vice President — Operations.

(3)
Peer group is the Russell 2000 Index.

(4)
EBITDA consists of net income (loss), plus interest expense, income tax expense (benefit), depreciation and amortization. EBITDA is a non-GAAP financial measure.

(5)
Represents the Summary Compensation Table Total for Mr. Coleman for 2020, 2021, 2022 and 2023 adjusted as follows:

Year	Summary Compensation Table Total for PEO (Brian F. Coleman)	Deduction of fair value of any stock option grants or stock awards during the year	(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year
(ii) the
amount of
change as of
the end of the
applicable
year (from the
end of the
prior fiscal
year) in fair
value of any
awards
granted in
prior years
that are
outstanding
and unvested
as of the
end of the
applicable year
					(iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date	(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value
(v) for awards
granted in
prior years that
are determined
to fail to meet
the applicable
vesting
conditions
during the
applicable year,
a deduction for
the amount equal
to the fair value
at the end of the
prior fiscal year

(vi) the dollar
value of any
dividends or
other earnings
paid on stock or
option awards in
the applicable
year prior to the
vesting date that
are not otherwise
reflected in the
fair value of
such award or
included
in any other
component
of total
compensation for
the applicable
year
									Compensation Actually Paid to PEO (Brian F. Coleman)
2020	$981,953	$(220,000)	—	—	—	$3,094	—	—	$765,047
2021	$1,800,574	$(363,000)	—	—	$220,000	—	—	—	$1,657,574
2022	$2,570,386	$(860,000)	$504,722	—	$181,500	—	—	—	$2,396,608
2023	$1,095,224	$(119,000)	$630,236	—	$429,999	—	—	—	$2,036,459

(6)
Represents the Summary Compensation Table Total for Mr. Zugibe for 2020 adjusted as follows:

Year	Summary Compensation Table Total for PEO (Kevin J. Zugibe)	Deduction of fair value of any stock option grants or stock awards during the year	(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year
(ii) the
amount of
change as of
the end of the
applicable
year (from the
end of the
prior fiscal
year) in fair
value of any
awards
granted in
prior years
that are
outstanding
and unvested
as of the end
of the
applicable year
					(iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date	(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value
(v) for awards
granted in
prior years that
are determined
to fail to meet
the applicable
vesting
conditions
during the
applicable year,
a deduction for
the amount equal
to the fair value
at the end of the
prior fiscal year

(vi) the dollar
value of any
dividends or
other earnings
paid on stock or
option awards in
the applicable
year prior to the
vesting date that
are not otherwise
reflected in the
fair value of
such award or
included in any
other component
of total
compensation for
the applicable
year
									Compensation Actually Paid to PEO (Kevin J. Zugibe)
2020	$256,628	—	—	—	—	$(13,875)	—	—	$242,753
(7)
Represents the average Summary Compensation Table Total for the applicable executives described in footnote (2) above for 2020, 2021, 2022 and 2023 adjusted as follows:

Year	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Deduction of fair value of any stock option grants or stock awards during the year	(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year
(ii) the
amount of
change as
of the
end of the
applicable year
(from the end of
the prior fiscal
year) in fair
value of any
awards granted
in prior years
that are
outstanding and
unvested as of
the end of the
applicable year
					(iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date	(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value
(v) for
awards
granted in
prior years
that are
determined
to fail to meet
the applicable
vesting
conditions
during the
applicable
year, a deduction
for the amount
equal to the
fair value
at the end
of the prior
fiscal year

(vi) the dollar
value of any
dividends or
other earnings
paid on stock or
option awards in
the applicable
year prior to the
vesting date that
are not otherwise
reflected in the
fair value of such
award or
included in any
other component
of total
compensation for
the applicable
year
									Average Compensation Actually Paid to Non-PEO NEOs
2020	$550,679	$(25,000)	—	—	—	$674	—	—	$526,353
2021	$608,173	$(108,075)	—	—	$37,500	—	—	—	$537,598
2022	$799,057	$(235,000)	$150,269	—	$54,038	—	—	—	$768,364
2023	$497,469	$(33,250)	$114,809	—	$119,166	—	—	—	$698,194

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)
Mr. Zugibe passed away on June 23, 2020.

(2)
Named executive officers during the applicable years are: (i) 2020 — Nat Krishnamurti, Chief Financial Officer and Secretary; Kathleen L. Houghton, Vice President — Sales and Marketing; and Ryan A. Maupin — Chief Restructuring Officer; (ii) 2021 — Nat Krishnamurti, Chief Financial Officer and Secretary; and Kathleen L. Houghton, Vice President — Sales and Marketing; (iii) 2022 — Nat Krishnamurti, Chief Financial Officer and Secretary; and Kathleen L. Houghton, Vice President — Sales and Marketing; and (iv) 2023 — Nat Krishnamurti, Chief Financial Officer and Secretary; Kathleen L. Houghton, Senior Vice President — Sales and Marketing; and Kenneth Gaglione, Vice President — Operations.

Peer Group Issuers, Footnote	(3) Peer group is the Russell 2000 Index.
Adjustment To PEO Compensation, Footnote
(5)
Represents the Summary Compensation Table Total for Mr. Coleman for 2020, 2021, 2022 and 2023 adjusted as follows:

Year	Summary Compensation Table Total for PEO (Brian F. Coleman)	Deduction of fair value of any stock option grants or stock awards during the year	(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year
(ii) the
amount of
change as of
the end of the
applicable
year (from the
end of the
prior fiscal
year) in fair
value of any
awards
granted in
prior years
that are
outstanding
and unvested
as of the
end of the
applicable year
					(iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date	(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value
(v) for awards
granted in
prior years that
are determined
to fail to meet
the applicable
vesting
conditions
during the
applicable year,
a deduction for
the amount equal
to the fair value
at the end of the
prior fiscal year

(vi) the dollar
value of any
dividends or
other earnings
paid on stock or
option awards in
the applicable
year prior to the
vesting date that
are not otherwise
reflected in the
fair value of
such award or
included
in any other
component
of total
compensation for
the applicable
year
									Compensation Actually Paid to PEO (Brian F. Coleman)
2020	$981,953	$(220,000)	—	—	—	$3,094	—	—	$765,047
2021	$1,800,574	$(363,000)	—	—	$220,000	—	—	—	$1,657,574
2022	$2,570,386	$(860,000)	$504,722	—	$181,500	—	—	—	$2,396,608
2023	$1,095,224	$(119,000)	$630,236	—	$429,999	—	—	—	$2,036,459

(6)
Represents the Summary Compensation Table Total for Mr. Zugibe for 2020 adjusted as follows:

Year	Summary Compensation Table Total for PEO (Kevin J. Zugibe)	Deduction of fair value of any stock option grants or stock awards during the year	(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year
(ii) the
amount of
change as of
the end of the
applicable
year (from the
end of the
prior fiscal
year) in fair
value of any
awards
granted in
prior years
that are
outstanding
and unvested
as of the end
of the
applicable year
					(iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date	(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value
(v) for awards
granted in
prior years that
are determined
to fail to meet
the applicable
vesting
conditions
during the
applicable year,
a deduction for
the amount equal
to the fair value
at the end of the
prior fiscal year

(vi) the dollar
value of any
dividends or
other earnings
paid on stock or
option awards in
the applicable
year prior to the
vesting date that
are not otherwise
reflected in the
fair value of
such award or
included in any
other component
of total
compensation for
the applicable
year
									Compensation Actually Paid to PEO (Kevin J. Zugibe)
2020	$256,628	—	—	—	—	$(13,875)	—	—	$242,753

Non-PEO NEO Average Total Compensation Amount	$ 497,469	$ 799,057	$ 608,173	$ 550,679
Non-PEO NEO Average Compensation Actually Paid Amount	$ 698,194	768,364	537,598	526,353
Adjustment to Non-PEO NEO Compensation Footnote
(7)
Represents the average Summary Compensation Table Total for the applicable executives described in footnote (2) above for 2020, 2021, 2022 and 2023 adjusted as follows:

Year	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Deduction of fair value of any stock option grants or stock awards during the year	(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year
(ii) the
amount of
change as
of the
end of the
applicable year
(from the end of
the prior fiscal
year) in fair
value of any
awards granted
in prior years
that are
outstanding and
unvested as of
the end of the
applicable year
					(iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date	(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value
(v) for
awards
granted in
prior years
that are
determined
to fail to meet
the applicable
vesting
conditions
during the
applicable
year, a deduction
for the amount
equal to the
fair value
at the end
of the prior
fiscal year

(vi) the dollar
value of any
dividends or
other earnings
paid on stock or
option awards in
the applicable
year prior to the
vesting date that
are not otherwise
reflected in the
fair value of such
award or
included in any
other component
of total
compensation for
the applicable
year
									Average Compensation Actually Paid to Non-PEO NEOs
2020	$550,679	$(25,000)	—	—	—	$674	—	—	$526,353
2021	$608,173	$(108,075)	—	—	$37,500	—	—	—	$537,598
2022	$799,057	$(235,000)	$150,269	—	$54,038	—	—	—	$768,364
2023	$497,469	$(33,250)	$114,809	—	$119,166	—	—	—	$698,194

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
TABULAR LIST OF FINANCIAL PERFORMANCE MEASURES USED TO LINK COMPENSATION ACTUALLY PAID TO NEOs FOR THE MOST RECENTLY COMPLETED FISCAL YEAR TO COMPANY PERFORMANCE
EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization)
Hudson Technologies, Inc. Stock Price
Net income

Total Shareholder Return Amount	$ 1,376.53	1,032.65	453.06	111.22
Peer Group Total Shareholder Return Amount	121.49	105.56	134.57	118.36
Net Income (Loss)	$ 52,247,000	$ 103,801,000	$ 32,259,000	$ (5,208,000)
Company Selected Measure Amount	86,262,000	137,486,000	50,961,000	13,001,000
PEO Name	Brian F. Coleman
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization)
Non-GAAP Measure Description	(4) EBITDA consists of net income (loss), plus interest expense, income tax expense (benefit), depreciation and amortization. EBITDA is a non-GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Hudson Technologies, Inc. Stock Price
Measure:: 3
Pay vs Performance Disclosure
Name	Net income
Brian F. Coleman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,095,224	$ 2,570,386	$ 1,800,574	$ 981,953
PEO Actually Paid Compensation Amount	2,036,459	2,396,608	1,657,574	765,047
Brian F. Coleman [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,000)	(860,000)	(363,000)	(220,000)
Brian F. Coleman [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	630,236	504,722
Brian F. Coleman [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Brian F. Coleman [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	429,999	181,500	220,000
Brian F. Coleman [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,094
Brian F. Coleman [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Brian F. Coleman [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Kevin J. Zugibe [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				256,628
PEO Actually Paid Compensation Amount				242,753
Kevin J. Zugibe [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Kevin J. Zugibe [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Kevin J. Zugibe [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Kevin J. Zugibe [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Kevin J. Zugibe [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(13,875)
Kevin J. Zugibe [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Kevin J. Zugibe [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,250)	(235,000)	(108,075)	(25,000)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,809	150,269
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,166	54,038	37,500
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				674
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount